Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Summary of Significant Accounting Policies
Cash	$ 549,755	$ 55,434	$ 309,129
Inventories	$ 230,197	114,645	271,143
FDIC insurance			250,000
Federally insured limit			$ 0
Property and equipment useful life	5 years
Impairment loss		$ 6,125